Rule 497(e)
Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FIRST TRUST TCW SECURITIZED PLUS ETF

(the “Fund”)

SUPPLEMENT TO THE FUND’S PROSPECTUS AND SUMMARY PROSPECTUS

JUNE 18, 2024

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2022

	1 Year	Since Inception	Inception Date
Return Before Taxes	-15.32%	-3.82%	4/29/2020
Return After Taxes On Distributions	-16.11%	-4.66%
Return After Taxes on Distributions and Sale of Fund Shares	-9.05%	-3.18%
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	-11.81%	-4.79%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	-4.78%

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE